SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES RECOGNIZED BY THE COMPANY (Details) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2025 SGD ($)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities, beginning		$ 7	$ (26)	$ (26)
Recognized in statements of income				33
Deferred tax assets and liabilities, ending		7		7
Property, Plant and Equipment [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities, beginning		2	(31)	(31)
Recognized in statements of income				33
Deferred tax assets and liabilities, ending		2		2
Provisions [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities, beginning		5	$ 5	5
Recognized in statements of income
Deferred tax assets and liabilities, ending		$ 5		$ 5